Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 990,000
Previously Paid Amount	0.00
Total Fee Amount	86.13
Total Offset Amount	0.00
Net Fee	86.13
Narrative - Max Aggregate Offering Price	$ 990,000
Final Prospectus	true